Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Reported Total Compensation CEO[1]	Total Compensation Actually Paid CEO[1,2]	Average Reported Total Compensation Non-CEO NEOs[3]	Average Total Compensation Actually Paid Non-CEO NEOs[2,3]	Sierra Bancorp TSR	Peer Group TSR[4]	Net Income ('000s)	Return on Average Equity (%)
2023	$1,516,515	$1,586,827	$816,346	$867,506	$113.35	$140.55	$34,844	11.30%
2022	1,416,620	1,142,299	785,401	623,794	101.71	139.85	33,659	10.66%
2021	1,297,509	1,410,330	801,651	857,294	124.92	158.62	43,012	12.05%
2020	1,735,320	1,818,743	1,053,152	1,097,658	106.27	113.94	35,444	10.80%
2019	1,062,841	1,200,478	629,594	614,036	124.58	125.46	35,961	12.23%
1	The Company’s Principal Executive Officer was Kevin McPhaill for each year (2019-2023) included in the table.
2	For each of the Named Executive Officers, for each year reported on, a reconciliation between Compensation Actually Paid and Reported Total Compensation is included following the footnotes to this table.
3	The Average Reported Compensation and Average Compensation Actually Paid for the Non-CEO NEOs consists of compensation to the reported Named Executive Officers, other than the CEO, in the 2020, 2021, 2022, 2023 and 2024 Proxy Statements. 2023, 2022 and 2021 Average Compensation includes compensation of Christopher Treece, Mike Olague, Hugh Boyle and Jennifer Johnson. 2020 Average Compensation includes compensation of Christopher Treece, Mike Olague, Matt Macia and Jennifer Johnson. 2019 Average Compensation includes compensation of Ken Taylor, Mike Olague, Matt Macia and James Gardunio.
4	The Peer Group selected for this TSR disclosure is the S&P U.S. Small Cap Banks Index as disclosed in Part II Item 5 of the Company’s Annual Report on Form 10-K as of December 31, 2023.

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Company’s CEO for 2019 through 2023.

CEO	2023	2022	2021	2020	2019
Reported Total Compensation	$1,516,515	$1,416,620	$1,297,509	$1,735,320	$1,062,841
Reported Equity Compensation (-)	(249,933)	(249,998)	(124,990)	(623,630)	(33,131)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	298,833	249,060	124,944	797,325	19,100
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	51,116	(216,997)	127,833	(83,168)	154,087
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	(8,810)	(37,873)	1,333	8,200	10,250
Reported Changes in Pension Value (-)	(44,219)	(40,561)	(37,141)	(32,161)	(29,344)
Service Cost for Pension Plan (+)	23,325	22,048	20,841	16,857	16,675
Compensation Actually Paid	1,586,827	1,142,299	1,410,330	1,818,743	1,200,478

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Average Non-CEO NEO for 2019 through 2023.

Non-CEO NEOs	2023	2022	2021	2020	2019
Reported Total Compensation	$816,346	$785,401	$801,651	$1,053,152	$629,594
Reported Equity Compensation (-)	(149,937)	(149,965)	(174,960)	(459,087)	(55,644)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	179,273	149,402	182,244	531,550	41,738
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	28,113	(135,239)	47,691	(36,157)	3,202
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	(6,288)	(25,805)	667	8,200	7,687
Reported Changes in Pension Value (-)	-	-	-	-	(39,079)
Service Cost for Pension Plan (+)	-	-	-	-	26,538
Compensation Actually Paid	867,506	623,794	857,294	1,097,658	614,036

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote
1	The Company’s Principal Executive Officer was Kevin McPhaill for each year (2019-2023) included in the table.
3	The Average Reported Compensation and Average Compensation Actually Paid for the Non-CEO NEOs consists of compensation to the reported Named Executive Officers, other than the CEO, in the 2020, 2021, 2022, 2023 and 2024 Proxy Statements. 2023, 2022 and 2021 Average Compensation includes compensation of Christopher Treece, Mike Olague, Hugh Boyle and Jennifer Johnson. 2020 Average Compensation includes compensation of Christopher Treece, Mike Olague, Matt Macia and Jennifer Johnson. 2019 Average Compensation includes compensation of Ken Taylor, Mike Olague, Matt Macia and James Gardunio.

Peer Group Issuers, Footnote
4	The Peer Group selected for this TSR disclosure is the S&P U.S. Small Cap Banks Index as disclosed in Part II Item 5 of the Company’s Annual Report on Form 10-K as of December 31, 2023.

PEO Total Compensation Amount	$ 1,516,515	$ 1,416,620	$ 1,297,509	$ 1,735,320	$ 1,062,841
PEO Actually Paid Compensation Amount	$ 1,586,827	1,142,299	1,410,330	1,818,743	1,200,478
Adjustment To PEO Compensation, Footnote
2	For each of the Named Executive Officers, for each year reported on, a reconciliation between Compensation Actually Paid and Reported Total Compensation is included following the footnotes to this table.

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Company’s CEO for 2019 through 2023.

CEO	2023	2022	2021	2020	2019
Reported Total Compensation	$1,516,515	$1,416,620	$1,297,509	$1,735,320	$1,062,841
Reported Equity Compensation (-)	(249,933)	(249,998)	(124,990)	(623,630)	(33,131)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	298,833	249,060	124,944	797,325	19,100
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	51,116	(216,997)	127,833	(83,168)	154,087
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	(8,810)	(37,873)	1,333	8,200	10,250
Reported Changes in Pension Value (-)	(44,219)	(40,561)	(37,141)	(32,161)	(29,344)
Service Cost for Pension Plan (+)	23,325	22,048	20,841	16,857	16,675
Compensation Actually Paid	1,586,827	1,142,299	1,410,330	1,818,743	1,200,478

Non-PEO NEO Average Total Compensation Amount	$ 816,346	785,401	801,651	1,053,152	629,594
Non-PEO NEO Average Compensation Actually Paid Amount	$ 867,506	623,794	857,294	1,097,658	614,036
Adjustment to Non-PEO NEO Compensation Footnote
2	For each of the Named Executive Officers, for each year reported on, a reconciliation between Compensation Actually Paid and Reported Total Compensation is included following the footnotes to this table.

The following table provides a reconciliation between Total Reported Compensation and Compensation Actually Paid for the Average Non-CEO NEO for 2019 through 2023.

Non-CEO NEOs	2023	2022	2021	2020	2019
Reported Total Compensation	$816,346	$785,401	$801,651	$1,053,152	$629,594
Reported Equity Compensation (-)	(149,937)	(149,965)	(174,960)	(459,087)	(55,644)
Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End (+)	179,273	149,402	182,244	531,550	41,738
Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End (+/-)	28,113	(135,239)	47,691	(36,157)	3,202
Fair Value of Equity Awards Granted During Prior Years and Vested During the Year (+/-)	(6,288)	(25,805)	667	8,200	7,687
Reported Changes in Pension Value (-)	-	-	-	-	(39,079)
Service Cost for Pension Plan (+)	-	-	-	-	26,538
Compensation Actually Paid	867,506	623,794	857,294	1,097,658	614,036

Compensation Actually Paid vs. Total Shareholder Return

The following graph illustrates the level the Total Shareholder return of a $100 investment made in both the Company’s stock and in a proportionately allocated investment in the common stock of the peer group over the five-year time horizon. Additionally, the graph includes the CAP of both the Company’s CEO and the average of the non-CEO NEOs over the five year time horizon.

The Company’s TSR compared to the Peer Group TSR. Assuming the theoretical investment of $100 in the Company’s common stock versus a proportionately allocated investment in the common stock of the Peer Group on December 31, 2018 the TSR of the Company’s Common Stock underperformed the TSR of the peer group over the five-year time horizon ending December 31, 2023. Management speculates that the underperformance of the Company’s TSR compared to the Peer Group TSR is a result of volatility in loan growth.

The PEO and Other NEO’s Compensation Actually Paid to Company’s TSR. Reported, performance-based compensation for the Company’s Named Executive Officers is limited to the Company’s Cash Incentive Plan and Performance Based Restricted Stock, which have no direct link to the Company’s TSR but are indirectly linked to TSR as they are dependent upon financial performance. However, due to the Company’s equity-based compensation of its executive officers, each Named Executive Officer has a substantial amount of unvested restricted stock outstanding at any point in time. Additionally, in 2020 the Company transitioned from the use of stock-options as its primary equity-based compensation vehicle to restricted stock. Each of the NEOs, with the exception of Mr. Boyle, also had unexercised stock options outstanding as of December 31, 2023, as a result of option awards made in 2020 and earlier.  Due to significant amounts of outstanding restricted stock and unexercised stock options CAP to each of the NEOs is impacted directly by the changes in fair value of the Company’s common stock.

In 2020, CAP to both the Company’s CEO and other NEOs increased relative to 2019, despite a negative TSR recognized in 2020.  The 2020 increase in CAP despite the negative TSR was a reflection of the Company’s transition from stock options to restricted stock as its primary equity-based compensation vehicle.  Upon this transition, the Company provided initial grants for both retention as well as to better align executive interests with those of shareholders.  These initial restricted stock grants were made to each of the named executive officers in August 2020 in an amount approximately equal to one year of base compensation with a 5-year vesting period.  A similar awards was made to Mr. Boyle in March 2021. The decline in CAP in 2021 to both the CEO and other NEOs, despite positive TSR was largely a result of smaller restricted stock awards made in 2021 relative to 2020 although following Mr. Boyle’s hiring in December 2020, he was awarded a restricted stock grant of similar size in March 2021 as the other NEOs received in August 2020.  The decline in CAP in 2022 to both the CEO and other NEOs was primarily a result of the decline in the value of the Company’s common stock as reflected in the TSR.  Similarly, the increase in CAP in 2023 is primarily a reflection of an increase in the Company’s stock price during 2023, combined with increases in reported compensation.

Compensation Actually Paid vs. Net Income

The following graph illustrates the level of the Company’s net income over the five-year time horizon in comparison to the CAP of both the Company’s CEO and the average of the non-CEO NEOs.

PEO and Other NEOs’ CAP and the Company’s Net Income. As noted above, CAP of the Company’s NEOs is influenced by the valuation of the Company’s common stock, as a result of each Named Executive Officer having a substantial amount of unvested restricted stock outstanding in addition to unexercised stock options at any point in time. Additionally, the Company has two established mechanisms for compensating executives based on the Company’s financial performance: (i) the cash incentive plan and (ii) performance-based restricted stock grants.  The Company’s bonuses paid in March 2024 tied to the 2023 Cash Incentive Plan were tied to established goals for Net Income (80% weighting) and individual performance (20%). Historically, there has been a strong weighting assigned to the achievement of targeted net income in the payment of bonuses under the cash incentive plan for any given year. Vesting in shares of performance-based restricted stock is based on the Company’s Return on Average Equity relative to peer levels, which is heavily influenced by net income.

CAP of the CEO and other NEOs grew in 2020, despite a slight decline in net income.  As noted above the growth in 2020 CAP was primarily a result of the significant restricted stock awards made to the NEOs in August of 2020, as the Company moved from stock options to restricted stock to better align interests of executives with those of shareholders. The decline in CAP in 2021 to the CEO and to other NEOs, relative to 2020, despite record earnings in 2021, was a result of a decline in the size of the restricted stock grants made in 2021, relative to 2020 as outlined earlier.  The decline in CAP in 2022 to both the CEO and the other NEOs was primarily a result of a decline in the value of the Company’s common stock as reflected in the TSR for 2022, this decline in the TSR during 2022 was impacted by broad economic conditions but may have also been influenced by a decline in the Company’s earnings, primarily as  result of charge-offs and requisite provision expense resulting from the deterioration of a single loan relationship.  CAP increased in 2023, despite a relatively consistent level of net income, this increase was primarily attributable to an improvement in the Company’s stock price, as noted above.

Compensation Actually Paid vs. Company Selected Measure

The following graph illustrates the level of the Company’s ROAE over the five-year time horizon in comparison to the CAP of both the Company’s CEO and the average of the non-CEO NEOs.

PEO and Other NEOs’ CAP and the Company’s ROAE.  As noted above the fluctuations in the CAP between 2019 and 2023 are largely a result of the valuation of the Company’s common stock as reflected in the TSR, with the spike in 2020 a result of a significant grant of restricted stock in August 2020.  However, Management does see a relationship between stock performance and financial performance as reflected in ROAE and maintains that as a result a relationship, albeit indirect, exists between ROAE and CAP.

During 2020, the Company’s ROAE declined relative to 2019 primarily due to increased provision expense following the onset of the COVID-19 pandemic. The growth in loan balances in 2020 and the related increase to net interest income were not enough to offset the increased provision expense brought about by COVID and 2020 ROAE declined relative to 2019. However, due to the significant initial grant of restricted stock awards made in 2020, as described above to better align executive’s interests with those of shareholders, growth in CAP did not correlate with the decline in ROAE.  As economic conditions improved in 2021 and we saw continued strength in the credit of our loan portfolio we released reserves, which benefited earnings and ROAE.  At the same time, the valuation of the Company’s stock improved, which influenced CAP. This improved valuation may have been influenced by the Company’s profitability as reflected in the growth in ROAE, but may have also reflected broad investor sentiment due to relatively stable economic conditions.  The decline in CAP in 2022 reflects the deterioration in the value of the Company’s stock, which was likely the result of various investor concerns, including; the prospect of reduced future earnings following a series of accelerated Federal Reserve rate hikes in response to historically high inflation levels and the impact of the deterioration of a single significant loan relationship on the Company’s asset quality and earnings.  ROAE improved in 2023 as a result of increased earnings and a reduction in average equity. The increase in earnings was driven by reduced provision expense and increased net interest income, partially offset by increased levels of noninterest expense.  The slight decline in average equity was primarily as a result of a larger unrealized loss on the Bank's AFS securities in 2023 compared to 2022 and the corresponding impact on accumulated other comprehensive income.

Total Shareholder Return Vs Peer Group

The following graph illustrates the level the Total Shareholder return of a $100 investment made in both the Company’s stock and in a proportionately allocated investment in the common stock of the peer group over the five-year time horizon. Additionally, the graph includes the CAP of both the Company’s CEO and the average of the non-CEO NEOs over the five year time horizon.

The Company’s TSR compared to the Peer Group TSR. Assuming the theoretical investment of $100 in the Company’s common stock versus a proportionately allocated investment in the common stock of the Peer Group on December 31, 2018 the TSR of the Company’s Common Stock underperformed the TSR of the peer group over the five-year time horizon ending December 31, 2023. Management speculates that the underperformance of the Company’s TSR compared to the Peer Group TSR is a result of volatility in loan growth.

The PEO and Other NEO’s Compensation Actually Paid to Company’s TSR. Reported, performance-based compensation for the Company’s Named Executive Officers is limited to the Company’s Cash Incentive Plan and Performance Based Restricted Stock, which have no direct link to the Company’s TSR but are indirectly linked to TSR as they are dependent upon financial performance. However, due to the Company’s equity-based compensation of its executive officers, each Named Executive Officer has a substantial amount of unvested restricted stock outstanding at any point in time. Additionally, in 2020 the Company transitioned from the use of stock-options as its primary equity-based compensation vehicle to restricted stock. Each of the NEOs, with the exception of Mr. Boyle, also had unexercised stock options outstanding as of December 31, 2023, as a result of option awards made in 2020 and earlier.  Due to significant amounts of outstanding restricted stock and unexercised stock options CAP to each of the NEOs is impacted directly by the changes in fair value of the Company’s common stock.

In 2020, CAP to both the Company’s CEO and other NEOs increased relative to 2019, despite a negative TSR recognized in 2020.  The 2020 increase in CAP despite the negative TSR was a reflection of the Company’s transition from stock options to restricted stock as its primary equity-based compensation vehicle.  Upon this transition, the Company provided initial grants for both retention as well as to better align executive interests with those of shareholders.  These initial restricted stock grants were made to each of the named executive officers in August 2020 in an amount approximately equal to one year of base compensation with a 5-year vesting period.  A similar awards was made to Mr. Boyle in March 2021. The decline in CAP in 2021 to both the CEO and other NEOs, despite positive TSR was largely a result of smaller restricted stock awards made in 2021 relative to 2020 although following Mr. Boyle’s hiring in December 2020, he was awarded a restricted stock grant of similar size in March 2021 as the other NEOs received in August 2020.  The decline in CAP in 2022 to both the CEO and other NEOs was primarily a result of the decline in the value of the Company’s common stock as reflected in the TSR.  Similarly, the increase in CAP in 2023 is primarily a reflection of an increase in the Company’s stock price during 2023, combined with increases in reported compensation.

Tabular List, Table

The most important metrics impacting 2023 Compensation Actually Paid to the Company’s Named Executive Officers is detailed in the following table.

Most Important Financial and Non-Financial Measures Impacting Executive Compensation Actually Paid in 2023
Net Income
Return on Average Assets
Return on Average Equity

Total Shareholder Return Amount	$ 113.35	101.71	124.92	106.27	124.58
Peer Group Total Shareholder Return Amount	140.55	139.85	158.62	113.94	125.46
Net Income (Loss)	$ 34,844,000	$ 33,659,000	$ 43,012,000	$ 35,444,000	$ 35,961,000
Company Selected Measure Amount	11.30	10.66	12.05	10.80	12.23
PEO Name	Kevin McPhaill
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Equity
PEO | Reported Equity Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (249,933)	$ (249,998)	$ (124,990)	$ (623,630)	$ (33,131)
PEO | Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,833	249,060	124,944	797,325	19,100
PEO | Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,116	(216,997)	127,833	(83,168)	154,087
PEO | Fair Value of Equity Awards Granted During Prior Years and Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,810)	(37,873)	1,333	8,200	10,250
PEO | Reported Changes in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,219)	(40,561)	(37,141)	(32,161)	(29,344)
PEO | Service Cost for Pension Plan
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,325	22,048	20,841	16,857	16,675
Non-PEO NEO | Reported Equity Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,937)	(149,965)	(174,960)	(459,087)	(55,644)
Non-PEO NEO | Fair Value of Equity Awards Granted During the Year and Outstanding at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,273	149,402	182,244	531,550	41,738
Non-PEO NEO | Fair Value of Equity Awards Granted During Prior Years and Outstanding at Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,113	(135,239)	47,691	(36,157)	3,202
Non-PEO NEO | Fair Value of Equity Awards Granted During Prior Years and Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,288)	$ (25,805)	$ 667	$ 8,200	7,687
Non-PEO NEO | Reported Changes in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(39,079)
Non-PEO NEO | Service Cost for Pension Plan
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 26,538